Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of changes in right-of-use assets

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
RIGHT-OF-USE- ASSETS
Opening balance	21.4	32.0
Additions	4.3	—
Depreciation	(7.3)	(6.8)
Disposals	(0.5)	(3.8)
Total right-of-use-assets	17.9	21.4

Schedule of maturity analysis of the Company's lease payments
See below for a maturity analysis of the Company’s lease payments:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
MATURITY ANALYSIS FOR LEASES
Less than 1 year	2.6	7.5
Between 1 and 3 years	1.4	2.4
Between 3 and 5 years	1.3	0.1
More than 5 years	0.5	—
Total undiscounted lease payments(1)	5.8	10.0
Carrying value of lease liabilities	5.2	9.9
Less: current portion of lease liabilities(2)	(2.6)	(8.6)
Non-current portion of lease liabilities	2.6	1.3
1.Total undiscounted lease payments excludes leases that are classified as short term and leases for low value assets, which are not recognized as lease liabilities.
2.The current portion of the lease liabilities is included in trade and other payables on the statement of financial position.